UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10337

Name of Fund: BlackRock New York Municipal Income Trust (BNY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 10/31/2014

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2014 (Unaudited)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York — 133.3%
Corporate — 13.8%
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport, AMT (a):
7.63%, 8/01/25	$3,200	$3,490,624
7.75%, 8/01/31	4,000	4,390,160
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	795	869,786
County of Chautauqua New York Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	1,000	1,110,810
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	550	618,898
County of Suffolk New York Industrial Development Agency, RB, KeySpan Generation LLC, Port Jefferson, AMT, 5.25%, 6/01/27	6,000	6,030,000
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	4,880	5,761,816
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (b)	1,500	1,544,730
Port Authority of New York & New Jersey, ARB, Continental Airlines, Inc. & Eastern Air Lines, Inc. Project, LaGuardia, AMT, 9.13%, 12/01/15	3,285	3,339,038

		27,155,862

County/City/Special District/School District — 32.4%
City of New York New York, GO:
Fiscal 2014, Sub-Series D-1, 5.00%, 8/01/31	690	800,662
Series A-1, 5.00%, 8/01/35	1,000	1,133,940
Series A-1, Fiscal 2009, 4.75%, 8/15/25	750	840,772
Series D, 5.38%, 6/01/32	25	25,100

Municipal Bonds	Par (000)	Value

New York (continued)
County/City/Special District/School District (continued)
City of New York New York, GO (concluded):
Sub-Series G-1, 5.00%, 4/01/28	$630	$730,920
Sub-Series G-1, 5.00%, 4/01/29	750	860,880
Sub-Series G-1, 6.25%, 12/15/31	500	598,060
Sub-Series I-1, 5.38%, 4/01/36	1,750	2,011,660
City of New York New York, GO, Refunding:
Series E, 5.50%, 8/01/25	1,280	1,586,970
Series E, 5.00%, 8/01/30	1,000	1,156,230
Series I, 5.00%, 8/01/30	1,000	1,150,020
City of New York New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/35	250	258,473
5.00%, 11/15/44	6,495	6,724,663
4.75%, 11/15/45	500	505,040
City of New York New York Housing Development Corp., RB, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	1,140	1,324,976
5.00%, 7/01/33	500	565,605
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/42 (c)	1,960	558,992
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/45 (c)	1,500	368,430
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	150	174,732
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	3,000	3,079,710
Yankee Stadium Project (NPFGC), 4.75%, 3/01/46	480	490,195
City of New York New York Industrial Development Agency, Refunding ARB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/22	650	721,493

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2014 1

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)
County/City/Special District/School District (concluded)
City of New York New York Transitional Finance Authority, RB, Future Tax Secured Bonds, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	$2,500	$2,782,150
Hudson Yards Infrastructure Corp., RB, Series A:
Senior, Fiscal 2012, 5.75%, 2/15/47	200	230,278
5.00%, 2/15/47	5,485	5,863,136
(AGC), 5.00%, 2/15/47	1,000	1,070,810
(AGM), 5.00%, 2/15/47	1,000	1,070,810
(NPFGC), 4.50%, 2/15/47	4,500	4,705,740
Metropolitan Transportation Authority, Refunding RB, Transportation, Series D, 5.00%, 11/15/34	800	887,296
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 7/15/47	2,000	2,270,780
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,200	1,358,532
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (b)(d)	480	491,170
4 World Trade Center Project, 5.00%, 11/15/31	860	964,344
4 World Trade Center Project, 5.00%, 11/15/44	7,655	8,486,639
4 World Trade Center Project, 5.75%, 11/15/51	1,340	1,559,318
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	1,935	2,091,329
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	1,670	1,849,775
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	2,070	2,228,314

		63,577,944

Education — 30.6%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A (e)(f):
7.00%, 5/01/25	910	11,366
7.00%, 5/01/35	590	7,369

Municipal Bonds	Par (000)	Value

New York (continued)
Education (continued)
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	$1,100	$1,168,607
Build NYC Resource Corp., RB, Series A:
Bronx Charter School for Excellence Project, 5.50%, 4/01/43	900	967,005
Bronx Charter School for International Cultures & The Arts Project, 5.00%, 4/15/33	900	911,124
Build NYC Resource Corp., Refunding RB, City University New York Queens, Series A, 5.00%, 6/01/38	250	284,008
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	750	840,780
City of New York New York Trust for Cultural Resources, Refunding RB:
American Museum of National History, Series A, 5.00%, 7/01/37	225	260,872
Carnegie Hall, Series A, 4.75%, 12/01/39	2,000	2,115,440
Museum of Modern Art, Series 1A, 5.00%, 4/01/31	1,000	1,120,080
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	3,135	3,415,363
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	625	690,338
County of Cattaraugus New York, RB, St. Bonaventure University Project, 5.00%, 5/01/34	170	183,187
County of Dutchess New York Industrial Development Agency, RB, Bard College Civic Facility, Series A-2, 4.50%, 8/01/36	5,155	5,070,355

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2014 2

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)
Education (continued)
County of Madison New York Capital Resource Corp., Refunding RB, Colgate University Project, Series A, 4.50%, 7/01/39	$135	$147,332
County of Madison New York Industrial Development Agency New York, RB, Commons II LLC, Student Housing, Series A (CIFG), 5.00%, 6/01/33	275	286,605
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 7/01/31	1,900	2,151,294
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	320	360,957
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	1,165	1,231,090
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 7/01/37	360	383,792
5.00%, 7/01/42	220	231,570
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 9/01/41	750	841,305
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	700	789,425
Geneva Development Corp., Refunding RB, Hobart and William Smith Colleges, 5.25%, 9/01/44	500	569,635
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	600	699,204

Municipal Bonds	Par (000)	Value

New York (continued)
Education (continued)
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.25%, 11/01/24	$155	$183,074
Convent of the Sacred Heart (AGM), 5.63%, 11/01/32	750	881,445
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	210	242,894
Mount Sinai School of Medicine, 5.13%, 7/01/39	2,000	2,223,220
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	1,440	1,911,442
New York University, Series A (AMBAC), 5.00%, 7/01/37	1,000	1,094,860
New York University, Series B, 5.00%, 7/01/37	1,250	1,418,212
State University Dormitory Facilities, Series A, 5.00%, 7/01/39	750	830,513
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	2,000	2,258,560
Teachers College, Series B, 5.00%, 7/01/42	3,225	3,538,567
Touro College & University System, Series A, 5.25%, 1/01/34	800	893,760
Touro College & University System, Series A, 5.50%, 1/01/39	2,000	2,243,560
University of Rochester, Series A, 5.13%, 7/01/39	850	961,290
University of Rochester, Series A, 5.75%, 7/01/39	650	752,109
University of Rochester, Series B, 5.00%, 7/01/39	500	537,825
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 5/15/29	2,000	2,339,540
Brooklyn Law School, 5.75%, 7/01/33	475	536,997
Cornell University, Series A, 5.00%, 7/01/40	1,000	1,143,240
Culinary Institute of America, 5.00%, 7/01/42	300	318,606
Fordham University, 4.00%, 7/01/30	555	580,724

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2014 3

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)
Education (concluded)
State of New York Dormitory Authority, Refunding RB (concluded):
Fordham University, 5.00%, 7/01/44	$850	$953,759
New York University, Series A, 5.00%, 7/01/37	1,790	2,030,880
Rochester Institute of Technology, 5.00%, 7/01/42	1,790	1,972,884
Rockefeller University, Series B, 4.00%, 7/01/38	775	815,215
Skidmore College, Series A, 5.00%, 7/01/28	75	86,516
Skidmore College, Series A, 5.25%, 7/01/29	85	99,805
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	2,355	2,814,178
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	445	529,118
Teachers College, 5.50%, 3/01/39	450	503,406
Town of Hempstead New York Local Development Corp., Refunding RB, Adelphini University Project, 5.00%, 10/01/35	415	471,984

		59,906,286

Health — 15.6%
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 7/01/40	300	335,223
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	500	500,250
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A, 5.00%, 12/01/32	240	265,682
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	1,650	1,945,152

Municipal Bonds	Par (000)	Value

New York (continued)
Health (continued)
County of Nassau New York Local Economic Assistance Corp., Refunding RB, Winthrop University Hospital Association Project, 5.00%, 7/01/42	$2,750	$2,937,385
County of Suffolk New York Industrial Development Agency, Refunding RB, Jefferson's Ferry Project, 5.00%, 11/01/28	1,175	1,217,512
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	3,500	3,853,115
Series B, 6.00%, 11/01/30	500	582,700
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project:
4.00%, 1/01/23	650	687,278
5.00%, 1/01/28	675	730,883
5.00%, 1/01/34	1,250	1,348,937
State of New York Dormitory Authority, RB:
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	750	819,248
Mental Health Services Facility, Series B (AMBAC), 5.00%, 2/15/15 (g)	325	329,544
New York State Association for Retarded Children, Inc., Series A, 6.00%, 7/01/32	500	582,605
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/32	200	230,836
New York University Hospitals Center, Series A, 6.00%, 7/01/40	500	575,640
New York University Hospitals Center, Series B, 5.63%, 7/01/37	530	579,343
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/37	1,775	1,973,143
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 5/01/39	1,000	1,039,720

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2014 4

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)
Health (concluded)
State of New York Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	$290	$312,057
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	1,385	1,586,531
New York University Hospitals Center, Series A, 5.00%, 7/01/36	3,390	3,545,533
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	1,750	1,943,305
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/41	1,000	1,093,830
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 5/01/33	1,100	1,231,175
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 7/01/32	230	259,486

		30,506,113

Housing — 2.0%
City of New York New York Housing Development Corp., Series 2014-8SPR, Class F, 4.50%, 11/15/24 (b)(d)	925	941,308
State of New York HFA, RB, M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	1,500	1,526,490
State of New York Mortgage Agency, RB, S/F Housing, 49th Series, 4.00%, 10/01/43	1,000	1,023,160
State of New York Mortgage Agency, Refunding RB, 48th Series, 3.70%, 10/01/38	360	364,932

		3,855,890

State — 12.4%
City of New York New York Transitional Finance Authority, BARB, Series S-2 (NPFGC), 4.25%, 1/15/34	1,260	1,288,174
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, 5.00%, 2/01/32	5,000	5,837,500

Municipal Bonds	Par (000)	Value

New York (continued)
State (concluded)
Sales Tax Asset Receivable Corp., Refunding RB, Series A:
5.00%, 10/15/31	$750	$904,793
4.00%, 10/15/32	1,000	1,090,900
State of New York Dormitory Authority, RB:
(AMBAC), 5.00%, 2/15/35	1,675	1,692,705
General Purpose, Series B, 5.00%, 3/15/42	4,380	4,866,618
General Purpose, Series C, 5.00%, 3/15/34	2,185	2,499,902
Series A, 5.00%, 3/15/44	360	414,936
State of New York Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	395	439,422
State of New York Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/32	320	369,110
State of New York Thruway Authority, Refunding RB, 2nd General Highway & Bridge Trust, Series A, 5.00%, 4/01/32	3,500	3,972,255
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/30	885	1,034,423

		24,410,738

Tobacco — 0.3%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 6/01/39 (d)	250	243,132
Niagara Tobacco Asset Securitization Corp., Refunding RB:
5.25%, 5/15/34	250	282,835
5.25%, 5/15/40	110	122,382

		648,349

Transportation — 16.5%
Metropolitan Transportation Authority, RB:
Series A-1, 5.25%, 11/15/33	540	627,210
Series C, 6.50%, 11/15/28	1,000	1,212,370
Series D, 5.25%, 11/15/41	1,000	1,130,960
Series E, 5.00%, 11/15/38	4,000	4,461,440
Metropolitan Transportation Authority, Refunding RB:
Series D, 5.25%, 11/15/30	910	1,071,043

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2014 5

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)
Transportation (continued)
Metropolitan Transportation Authority, Refunding RB (concluded):
Series F, 5.00%, 11/15/30	$2,000	$2,311,620
Series F (AGM), 4.00%, 11/15/30	1,250	1,314,037
Port Authority of New York & New Jersey, ARB:
Consolidated, 183rd Series, 4.00%, 6/15/44	500	512,440
JFK International Air Terminal LLC, Special Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	6,000	6,037,200
JFK International Air Terminal LLC, Special Project, Series 8, AMT (NPFGC), 6.00%, 12/01/42	1,000	1,159,030
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/33	750	844,950
179th Series, 5.00%, 12/01/38	575	657,961
Consolidated, 146th Series, AMT (AGM), 4.50%, 12/01/34	500	510,860
Consolidated, 147th Series, AMT, 4.75%, 4/15/37	1,330	1,369,408
Consolidated, 177th Series, AMT, 4.00%, 1/15/43	1,970	2,010,011
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	500	551,365
State of New York Thruway Authority, Refunding RB, General, Series I:
5.00%, 1/01/27	1,000	1,162,360
5.00%, 1/01/37	2,920	3,258,077
5.00%, 1/01/42	280	308,644
Triborough Bridge & Tunnel Authority, Refunding RB, CAB (c):
Sub-Series A, 0.00%, 11/15/32	845	432,953

Municipal Bonds	Par (000)	Value

New York (continued)
Transportation (concluded)
Triborough Bridge & Tunnel Authority, Refunding RB, CAB (c) (concluded):
General, Series B, 0.00%, 11/15/32	$2,500	$1,329,375

		32,273,314

Utilities — 9.7%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Series B, 5.00%, 6/15/36	750	796,912
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Series BB, 5.00%, 6/15/31	1,000	1,140,420
Series A, 4.75%, 6/15/30	1,500	1,635,675
City of New York New York Water & Sewer System, Refunding RB, Series D, 5.00%, 6/15/39	5,000	5,124,300
Long Island Power Authority, RB, General, Electric Systems:
Series A (AGM), 5.00%, 5/01/36	500	553,985
Series C (CIFG), 5.25%, 9/01/29	2,000	2,459,760
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.75%, 4/01/39	4,000	4,557,440
State of New York Environmental Facilities Corp., Refunding RB, Revolving Funds New York City Municipal Water, 2nd General Resolution, Series B, 5.00%, 6/15/36	350	402,532

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2014 6

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (concluded)
Utilities (concluded)
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	$2,000	$2,308,460

		18,979,484

Total Municipal Bonds in New York		261,313,980

Puerto Rico — 1.3%
Housing — 1.3%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	2,400	2,568,816

Total Municipal Bonds — 134.6%		263,882,796

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)

New York — 26.5%
County/City/Special District/School District — 5.4%
City of New York New York, GO:
Sub-Series G-1, 5.00%, 4/01/29	4,370	5,016,061
Sub-Series I-1, 5.00%, 3/01/36	1,500	1,714,995
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	825	930,707
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	2,610	2,952,850

		10,614,613

Education — 2.1%
City of New York New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 8/01/33	3,527	4,060,548

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value

New York (continued)
State — 1.9%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	$660	$743,262
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (i)	1,250	1,439,121
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 3/15/41	1,500	1,659,030

		3,841,413

Transportation — 5.4%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	6,495	7,421,187
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	1,500	1,706,925
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	1,180	1,370,228

		10,498,340

Utilities — 11.7%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	1,200	1,381,462
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2011, Series HH, 5.00%, 6/15/32	5,310	6,071,189
2nd General Resolution, Fiscal 2012, Series BB, 5.00%, 6/15/44	3,511	3,880,049
2nd General Resolution, Series FF-2, 5.50%, 6/15/40	810	935,771
Series A, 4.75%, 6/15/30	2,500	2,726,125

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2014 7

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value

New York (concluded)
Utilities (concluded)
Utility Debt Securitization Authority, Refunding RB, 5.00%, 12/15/41	$6,868	$7,927,167

		22,921,763

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 26.5%		51,936,677

Total Long-Term Investments (Cost — $293,487,688) — 161.1%		315,819,473

Short-Term Securities	Shares

BIF New York Municipal Money Fund, 0.00% (j)(k)	1,201,448	1,201,448
Total Short-Term Securities (Cost — $1,201,448) — 0.6%		1,201,448

Value

Total Investments (Cost — $294,689,136*) — 161.7%	$317,020,921
Other Assets Less Liabilities — 1.0%	2,039,485
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.5%)	(28,466,141)
VMTP Shares, at Liquidation Value — (48.2%)	(94,500,000)

Net Assets Applicable to Common Shares — 100.0%	$196,094,265

*	As of October 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$266,935,329

Gross unrealized appreciation	$23,700,874
Gross unrealized depreciation	(2,075,863)

Net unrealized appreciation	$21,625,011

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Zero-coupon bond.
(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Goldman Sachs & Co.	$491,170	$11,170
Jefferies Co.	$243,132	$1,927
Merrill Lynch, Pierce, Fenner & Smith Inc.	$941,308	$16,308

(e)	Non-income producing security.
(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(g)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	Represent bonds transferred to a TOB. In exchange for which the Trust received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.
(i)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on February 15, 2019 is $661,933.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2014 8

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

(j)	Investments in issuers considered to be an affiliate of the Trust during the period ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at October 31, 2014	Income
BIF New York Municipal Money Fund	874,210	327,238	1,201,448	—

(k)	Represents the current yield as of report date.
Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
S/F	Single-Family
SONYMA	State of New York Mortgage Agency
•	Financial futures contracts outstanding as of October 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(215)	10-Year U.S. Treasury Note	Chicago Board of Trade	December 2014	$27,167,266	$(18,765)

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2014 9

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting] purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

	•		Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

	•		Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•		Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2014:

		Level 1	Level 2	Level 3	Total

Assets:
Investments:
	Long-Term Investments[1]	—	$315,819,473	—	$315,819,473
	Short-Term Securities	$1,201,448	—	—	1,201,448
Total		$1,201,448	$315,819,473	—	$317,020,921

[1]	See above Schedule of Investments for values in each sector.

		Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts		$(18,765)	—	—	$(18,765)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2014 10

Schedule of Investments (concluded)	BlackRock New York Municipal Income Trust (BNY)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of October 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for financial futures contracts	$260,000	—	—	$260,000
Liabilities:
TOB trust certificates	—	$(28,460,581)	—	(28,460,581)
VMTP Shares	—	(94,500,000)	—	(94,500,000)
Total	$260,000	$(122,960,581)	—	$(122,700,581)
There were no transfers between levels during the period ended October 31, 2014.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2014 11

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust

Date: December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust

Date: December 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Trust

Date: December 23, 2014